Customer deposits - By type and currency (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Demand deposits
Cash collateral received	$ 26,861	$ 26,919
Time deposits:
Total financial liabilities	1,604,462	1,477,724
Deposits - Customers
Type:
Repurchase agreements	146,691	131,639
Demand deposits
Current accounts	538,409	541,257
Other deposits	22,972	22,760
Cash collateral received	2,141
Others	20,831	22,760
Time deposits:
Fixed-term deposits	218,316	195,431
Accrued interest	1,910	877
Total financial liabilities	928,298	891,964
Deposits - Customers | Mexican peso
Time deposits:
Total financial liabilities	833,323	798,976
Deposits - Customers | US dollar
Time deposits:
Total financial liabilities	94,975	92,987
Deposits - Customers | Other currencies
Time deposits:
Total financial liabilities		1
Financial instrument in connection with OTC derivative transactions | Deposits
Demand deposits
Cash collateral received	26,861	26,919
Financial instrument in connection with OTC derivative transactions | Deposits - Customers
Demand deposits
Cash collateral received	$ 0	$ 0